Note 15 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Contractual obligations and commitments	$ 2,223
Property option payments commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	425
Exploration commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	1,462
Office and other Commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	336
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	166
Later than one year and not later than two years [member] | Property option payments commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments
Later than one year and not later than two years [member] | Exploration commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments
Later than one year and not later than two years [member] | Office and other Commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	166
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	245
Later than two years and not later than three years [member] | Property option payments commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	75
Later than two years and not later than three years [member] | Exploration commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments
Later than two years and not later than three years [member] | Office and other Commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	170
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	100
Later than three years and not later than four years [member] | Property option payments commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	100
Later than three years and not later than four years [member] | Exploration commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments
Later than three years and not later than four years [member] | Office and other Commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	812
Later than four years and not later than five years [member] | Property option payments commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	100
Later than four years and not later than five years [member] | Exploration commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	712
Later than four years and not later than five years [member] | Office and other Commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments
Later than five years and not later than six years [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	900
Later than five years and not later than six years [member] | Property option payments commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	150
Later than five years and not later than six years [member] | Exploration commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments	750
Later than five years and not later than six years [member] | Office and other Commitments [member]
Statement Line Items [Line Items]
Contractual obligations and commitments